Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Treasury Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income/Loss	Accumulated Deficit	Class A Common Shares	Class B Common Shares
BALANCE, at Dec. 31, 2014	$ 3,166,276	$ 0	$ 3,496,277	$ (23,938)	$ (306,063)	$ 0	$ 0
Balance, shares at Dec. 31, 2014		0				14,347	0
Net income / (loss)	80,014				80,014
Issuance of non-vested shares, shares						33
Issuance of common stock, shares						3,106
Issuance of common stock, value	193,983		193,983			$ 0
Treasury stock, shares		(2,415)
Treasury stock, value	(120,000)		(120,000)
Amortization of stock based compensation	3,676		3,676
Dividends declared and paid	(50,281)				(50,281)
Other comprehensive income	1,097			1,097
BALANCE, at Dec. 31, 2015	3,274,765	$ 0	3,573,936	(22,841)	(276,330)	$ 0	$ 0
Balance, shares at Dec. 31, 2015		(2,415)				17,486	0
Net income / (loss)	(3,241,518)				(3,241,518)
Treasury stock, shares		(6,096)
Treasury stock, value	(49,911)		(49,911)
Amortization of stock based compensation	1,227		1,227
Other comprehensive income	26,187			26,187
BALANCE, at Dec. 31, 2016	10,750	$ 0	3,525,252	3,346	(3,517,848)	$ 0	$ 0
Balance, shares at Dec. 31, 2016		(8,511)				17,486	0
Net income / (loss)	(5,402)				(5,402)
Issuance of common stock, shares						90,663,603	895,404
Issuance of common stock, value	2,197,128		2,196,212			$ 907	$ 9
Conversion of shares, shares converted (Note 11)						(337,533)	(227,093)
Conversion of shares, value (Note 11)						$ (3)	$ (2)
Conversion of shares, shares issued (Note 11)						227,093	337,533
Conversion of shares, value (Note 11)						$ 2	$ 3
Cancellation of treasury stock		8,511				(8,511)
Amortization of stock based compensation	614		614
Other comprehensive income	130			130
BALANCE, at Dec. 31, 2017	$ 2,203,220	$ 0	$ 5,722,078	$ 3,476	$ (3,523,250)	$ 906	$ 10
Balance, shares at Dec. 31, 2017		0				90,562,138	1,005,844